UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Core Plus VIT Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$27	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$129,462,480
Total Number of Portfolio Holdings*	903
Portfolio Turnover Rate	83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus VIT Portfolio	PAGE 1	7391-STSR-0825

Western Asset Core Plus VIT Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class II1	$40	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$129,462,480
Total Number of Portfolio Holdings*	903
Portfolio Turnover Rate	83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus VIT Portfolio	PAGE 1	7168-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Plus VIT Portfolio
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 32.3%
Communication Services — 4.2%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$135,049
AT&T Inc., Senior Notes	2.250%	2/1/32	170,000	146,368
AT&T Inc., Senior Notes	2.550%	12/1/33	40,000	33,491
AT&T Inc., Senior Notes	5.375%	8/15/35	150,000	152,796
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,568
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,891
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	56,416
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	64,828
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	7,004
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	20,143
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	150,000	132,815
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	49,388
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	56,885
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	68,955
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	132,000	118,430
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	68,070
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	182,000	177,389
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	100,000	99,579
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	56,475
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	50,000	38,589
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	8,015
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	40,261
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	9,742
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	76,213
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	18,704
Total Diversified Telecommunication Services				1,665,064
Entertainment — 0.0%††
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	57,216
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	23,000	21,464
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,319
Total Entertainment				87,999
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	4.500%	5/15/35	30,000	29,618
Alphabet Inc., Senior Notes	5.250%	5/15/55	40,000	39,424
Alphabet Inc., Senior Notes	5.300%	5/15/65	40,000	39,197
Total Interactive Media & Services				108,239
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	260,000	$246,780 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,000	9,999
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	220,000	218,116
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	150,000	151,472
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	40,000	35,682
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	113,033
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	80,000	85,389
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	75,437
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,685
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	27,302
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	33,284
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	30,728
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	59,234
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	39,412
Comcast Corp., Senior Notes	4.150%	10/15/28	60,000	59,899
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	47,958
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	$169,186
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	33,227
Comcast Corp., Senior Notes	3.969%	11/1/47	130,000	100,319
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	7,728
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	34,314
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	36,042
Comcast Corp., Senior Notes	2.887%	11/1/51	50,000	30,457
Comcast Corp., Senior Notes	5.350%	5/15/53	130,000	120,543
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	15,867
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	17,157
DISH DBS Corp., Senior Notes	5.125%	6/1/29	40,000	26,700
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	27,281 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	8,675 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	30,000	32,469
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	39,171
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	41,334
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,911
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	86,463
Total Media				2,080,254
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	510,000	359,315 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	100,000	100,144
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	19,703
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,800
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	56,336
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	57,773
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	370,000	359,464
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	44,785
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	45,531
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	122,141
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	150,000	132,249
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	190,000	192,507
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	30,000	26,599
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	14,645
Total Wireless Telecommunication Services				1,550,992

Total Communication Services				5,492,548
Consumer Discretionary — 3.1%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	210,000	194,256 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — 0.9%
Ford Motor Co., Senior Notes	6.100%	8/19/32	40,000	$39,961
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	198,763
General Motors Co., Senior Notes	6.125%	10/1/25	108,000	108,197
General Motors Co., Senior Notes	5.600%	10/15/32	40,000	40,661
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,598
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	20,000	19,919
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	470,000	467,387 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	230,000	220,960 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	69,444 (a)
Total Automobiles				1,175,890
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	72,398
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	54,143
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	16,387
Prosus NV, Senior Notes	3.061%	7/13/31	260,000	230,399 (a)
Total Broadline Retail				373,327
Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	10,000	10,267 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	110,000	112,131 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	240,000	245,707 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	90,000	91,758 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,811
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	50,000	47,637
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	70,000	71,976
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,320
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	87,098
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	7,261
McDonald’s Corp., Senior Notes	4.200%	4/1/50	110,000	87,422
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	210,000	212,419 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	80,000	84,384 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	70,000	70,471 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	180,000	183,582 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	192,177
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	184,072
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	230,000	$232,161 (a)
Total Hotels, Restaurants & Leisure				1,971,654
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,974
Home Depot Inc., Senior Notes	2.700%	4/15/30	70,000	65,394
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	55,927
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	7,886
Home Depot Inc., Senior Notes	3.350%	4/15/50	110,000	77,173
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	40,321
Total Specialty Retail				256,675
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	31,955

Total Consumer Discretionary				4,003,757
Consumer Staples — 1.1%
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	75,000	68,803
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	50,000	49,663
Total Beverages				118,466
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	80,000	79,478
Food Products — 0.2%
Mars Inc., Senior Notes	5.000%	3/1/32	20,000	20,276 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	60,000	60,749 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	240,000	239,585 (a)
Total Food Products				320,610
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	70,000	71,069
Tobacco — 0.6%
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	13,148
Altria Group Inc., Senior Notes	2.450%	2/4/32	100,000	86,284
Altria Group Inc., Senior Notes	6.875%	11/1/33	70,000	78,216
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	29,609
Altria Group Inc., Senior Notes	5.950%	2/14/49	200,000	199,061
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	39,371
BAT Capital Corp., Senior Notes	4.540%	8/15/47	80,000	64,680
BAT Capital Corp., Senior Notes	7.081%	8/2/53	10,000	11,146
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	91,618
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	20,000	$20,607
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	90,000	91,843
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	8,817
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	77,247
Total Tobacco				811,647

Total Consumer Staples				1,401,270
Energy — 5.2%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,263
Halliburton Co., Senior Notes	5.000%	11/15/45	30,000	26,573
Total Energy Equipment & Services				45,836
Oil, Gas & Consumable Fuels — 5.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	70,000	74,220 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	58,233
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	110,000	70,723
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	18,176 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	137,239 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	30,000	29,967
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	19,041
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	80,000	71,757
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,742
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	90,000	94,487 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	90,000	87,003 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	118,363
Continental Resources Inc., Senior Notes	5.750%	1/15/31	30,000	30,302 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	30,000	23,597
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	240,000	237,085
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	108,978
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	38,271 (a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	20,534 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	10,000	10,027
Devon Energy Corp., Senior Notes	5.600%	7/15/41	80,000	74,073
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	60,000	57,413
Ecopetrol SA, Senior Notes	5.875%	5/28/45	220,000	152,021
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	$50,348 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	50,000	51,058 (b)(c)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	40,605
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,733
Energy Transfer LP, Senior Notes	3.750%	5/15/30	60,000	57,591
Energy Transfer LP, Senior Notes	5.550%	5/15/34	140,000	141,807
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	8,967
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,915
Energy Transfer LP, Senior Notes	6.250%	4/15/49	50,000	49,374
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	100,000	99,960
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	28,688
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	120,000	112,507
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	110,000	109,610
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	88,871
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	23,832
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,018
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	28,915
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	40,000	38,630
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	29,140
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	29,583 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	30,000	27,461
EQT Corp., Senior Notes	5.000%	1/15/29	70,000	70,620
EQT Corp., Senior Notes	3.625%	5/15/31	90,000	83,496 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	100,000	100,351
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Expand Energy Corp., Senior Notes	4.750%	2/1/32	50,000	$48,653
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	32,870
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	8,296
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	70,000	49,675
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	110,000	112,612 (a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	201,834 (a)
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,439
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	30,033
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	40,000	46,201
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	10,000	9,003
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	10,100
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	106,225
MPLX LP, Senior Notes	4.700%	4/15/48	10,000	8,122
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	88,980
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	48,765
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	410,000	381,420
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	78,517
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	30,000	30,715
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	68,564
ONEOK Inc., Senior Notes	5.550%	11/1/26	20,000	20,281
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	41,894
ONEOK Inc., Senior Notes	6.050%	9/1/33	20,000	20,994
ONEOK Inc., Senior Notes	6.625%	9/1/53	40,000	41,606
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	90,000	90,893 (a)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	60,000	60,051
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	53,317
Range Resources Corp., Senior Notes	4.750%	2/15/30	40,000	38,940 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	179,426 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	80,000	75,045
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	10,000	8,826
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	170,000	143,949
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	40,000	31,832
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	360,000	246,464
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	56,678
Targa Resources Corp., Senior Notes	4.950%	4/15/52	50,000	41,763
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	80,000	$80,067
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	20,302
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	60,000	59,551
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,325
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	50,000	46,198 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	190,000	191,965
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	52,519 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	210,000	212,476 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	10,715 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	10,833 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	20,000	20,000 (a)(d)
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	19,891
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	80,000	76,969
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	42,099
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	37,832
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	33,963
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	91,214
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	24,083
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	180,000	179,691
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	95,386
Total Oil, Gas & Consumable Fuels				6,695,394

Total Energy				6,741,230
Financials — 9.1%
Banks — 5.8%
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	148,988
Bank of America Corp., Senior Notes	5.000%	1/21/44	80,000	75,649
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	$211,589 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	265,196 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	20,000	17,915 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	470,263 (c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	39,292 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	40,000	39,379 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	130,000	103,324 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	132,993 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	60,000	60,010 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	180,000	177,184 (c)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	39,963
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	120,000	119,812
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	29,230 (c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	100,000	94,687 (c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	211,994 (a)(b)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	290,000	294,452 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	200,000	212,047 (a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	199,955 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	46,620
Citigroup Inc., Senior Notes	4.650%	7/30/45	45,000	39,547
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	390,082 (c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	80,000	$74,807 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	108,857 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	120,481 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	50,000	49,906 (c)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	210,000	210,245
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	168,830
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	12,149
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	59,802
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	200,000	199,350 (a)(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	200,000	182,828 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	350,000	320,086 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	210,000	184,930 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000	30,677 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	26,939 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	240,000	235,126 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	27,408
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	124,299 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	80,000	76,543
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	50,000	51,241
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	20,000	19,640
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	100,000	101,363 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	90,000	93,470 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	50,000	52,539 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	140,000	$137,643
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	209,250
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	160,000	154,214 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	45,676 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	110,000	109,504 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	440,000	400,945 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	60,000	61,944 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	123,924 (c)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	190,000	162,774
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	110,000	96,843
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	90,000	77,202
Total Banks				7,531,606
Capital Markets — 2.8%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	110,000	111,873
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	50,000	54,119 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	140,000	147,784 (a)
Credit Suisse AG AT1 Claim	—	—	590,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	140,000	138,410
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	106,977
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	17,797
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	260,000	229,816 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	30,000	21,497 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	14,969 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	39,455 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	118,109 (c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	$258,560 (c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	80,000	79,908
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	125,874
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	26,279 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	140,000	134,287 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	200,000	197,173 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	51,000 (c)
UBS AG, Senior Notes	7.500%	2/15/28	480,000	517,930
UBS AG, Senior Notes	4.500%	6/26/48	200,000	172,171
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	260,000	284,433 (a)(b)(c)
UBS Group AG, Senior Notes	4.550%	4/17/26	250,000	250,080
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	244,864 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	309,193 (a)(c)
Total Capital Markets				3,652,558
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	50,000	49,991
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	146,186
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	59,270
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	50,000	52,644 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	20,000	20,204 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	40,000	41,153 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	$27,303
Total Financial Services				346,760
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	150,000	154,159
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	9,030 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	60,000	53,998 (a)
Total Insurance				217,187

Total Financials				11,798,102
Health Care — 3.6%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.800%	3/15/29	200,000	203,971
AbbVie Inc., Senior Notes	3.200%	11/21/29	270,000	258,338
AbbVie Inc., Senior Notes	4.950%	3/15/31	80,000	82,156
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	122,225
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,061
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	82,439
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,799
Total Biotechnology				802,989
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	6,975
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	70,000	71,998 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	100,000	103,003
Solventum Corp., Senior Notes	5.450%	3/13/31	100,000	103,880
Solventum Corp., Senior Notes	5.600%	3/23/34	130,000	133,845
Solventum Corp., Senior Notes	5.900%	4/30/54	100,000	100,045
Total Health Care Equipment & Supplies				519,746
Health Care Providers & Services — 1.5%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	49,274
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	9,218
Cigna Group, Senior Notes	4.375%	10/15/28	140,000	140,200
Cigna Group, Senior Notes	4.800%	8/15/38	40,000	37,629
CVS Health Corp., Senior Notes	3.875%	7/20/25	10,000	9,992
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	29,636
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	135,466
CVS Health Corp., Senior Notes	3.750%	4/1/30	140,000	134,346
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	68,463
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.125%	4/1/40	9,000	$7,545
CVS Health Corp., Senior Notes	5.125%	7/20/45	50,000	44,318
Elevance Health Inc., Senior Notes	4.100%	5/15/32	40,000	38,427
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	57,295
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	30,045
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	60,314
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	40,017
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	102,973
HCA Inc., Senior Notes	5.500%	6/15/47	120,000	111,598
Humana Inc., Senior Notes	3.950%	3/15/27	410,000	408,659
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	25,215
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	26,853
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	17,642
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	87,152
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	100,000	100,005
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	16,083
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	16,571
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	18,686
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	100,000	66,388
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	35,265
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	5,991
Total Health Care Providers & Services				1,931,266
Pharmaceuticals — 1.1%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	200,000	201,898 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	63,338 (a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	14,314 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	80,000	82,880
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	130,000	133,192
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	30,000	29,288
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	30,000	29,153
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	119,973
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	28,057
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	100,000	92,986
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	70,000	43,050
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	62,058
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	260,000	261,693
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	200,000	203,712
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	$10,672
Total Pharmaceuticals				1,376,264

Total Health Care				4,630,265
Industrials — 2.8%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	19,739
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	38,892
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	48,565
Boeing Co., Senior Notes	3.200%	3/1/29	50,000	47,609
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	16,080
Boeing Co., Senior Notes	3.750%	2/1/50	30,000	21,206
Boeing Co., Senior Notes	6.858%	5/1/54	40,000	43,828
Bombardier Inc., Senior Notes	7.250%	7/1/31	10,000	10,509 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	31,123 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,989
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	40,000	39,163
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	20,000	18,681
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	60,000	57,790
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	28,886
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	190,000	150,923
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	27,734
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	80,000	78,188
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	150,000	140,902
RTX Corp., Senior Notes	4.125%	11/16/28	180,000	179,336
RTX Corp., Senior Notes	2.250%	7/1/30	150,000	135,632
RTX Corp., Senior Notes	6.000%	3/15/31	90,000	96,740
RTX Corp., Senior Notes	4.500%	6/1/42	80,000	70,864
RTX Corp., Senior Notes	3.030%	3/15/52	80,000	51,369
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	50,000	51,360 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	150,000	157,345 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	60,000	62,199 (a)
Total Aerospace & Defense				1,633,652
Building Products — 0.1%
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	50,000	51,543 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	60,000	61,737 (a)
Total Building Products				113,280
Commercial Services & Supplies — 0.3%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	70,000	69,530
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	70,000	67,946 (a)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	70,000	$73,337 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	70,000	70,053 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	70,776
Total Commercial Services & Supplies				351,642
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	70,000	60,292
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	30,000	18,978
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	80,000	52,640
Union Pacific Corp., Senior Notes	2.891%	4/6/36	240,000	198,581
Union Pacific Corp., Senior Notes	3.839%	3/20/60	90,000	64,861
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	40,690
Total Ground Transportation				375,750
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	130,000	130,895
Passenger Airlines — 0.4%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	146,882 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	110,000	111,615
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	14,500	14,467 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	50,000	50,140 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	36,000	36,070 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	37,838	27,149 (a)(h)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	20,000	19,880 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	130,000	126,276 (a)
Total Passenger Airlines				532,479
Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	5.300%	2/1/28	100,000	102,242
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	20,000	20,900 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	20,000	20,969 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	61,962 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	60,000	$56,462
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	80,000	73,542
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	120,000	123,753 (a)
Total Trading Companies & Distributors				459,830

Total Industrials				3,657,820
Information Technology — 1.1%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	30,000	31,454 (a)
IT Services — 0.1%
Mastercard Inc., Senior Notes	3.850%	3/26/50	30,000	23,707
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	80,000	83,136 (a)
Visa Inc., Senior Notes	4.300%	12/14/45	50,000	43,495
Total IT Services				150,338
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Inc., Senior Notes	4.150%	11/15/30	20,000	19,686
Broadcom Inc., Senior Notes	3.137%	11/15/35	170,000	143,453 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,710 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	200,000	203,425 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	57,160
Intel Corp., Senior Notes	3.050%	8/12/51	20,000	11,892
Intel Corp., Senior Notes	5.700%	2/10/53	30,000	27,940
Micron Technology Inc., Senior Notes	5.300%	1/15/31	60,000	61,462
Micron Technology Inc., Senior Notes	5.875%	2/9/33	50,000	52,166
Micron Technology Inc., Senior Notes	6.050%	11/1/35	40,000	41,878
NVIDIA Corp., Senior Notes	3.700%	4/1/60	90,000	66,247
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	70,000	70,512
Total Semiconductors & Semiconductor Equipment				765,531
Software — 0.4%
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,493
Microsoft Corp., Senior Notes	2.921%	3/17/52	45,000	29,869
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	9,341
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	121,145
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	118,615
Oracle Corp., Senior Notes	3.600%	4/1/50	20,000	14,000
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	5.375%	9/27/54	70,000	$64,036
Synopsys Inc., Senior Notes	4.850%	4/1/30	40,000	40,568
Synopsys Inc., Senior Notes	5.000%	4/1/32	30,000	30,400
Synopsys Inc., Senior Notes	5.150%	4/1/35	30,000	30,250
Synopsys Inc., Senior Notes	5.700%	4/1/55	50,000	49,748
Total Software				512,465

Total Information Technology				1,459,788
Materials — 1.2%
Chemicals — 0.5%
OCP SA, Senior Notes	7.500%	5/2/54	340,000	340,519 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	252,341 (a)
Total Chemicals				592,860
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	10,000	10,139 (a)
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	40,000	40,604 (a)
Total Construction Materials				50,743
Metals & Mining — 0.5%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	60,000	60,318
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	20,000	18,975
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	29,713
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	40,651
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	120,000	113,477
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	49,610 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	69,102 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	120,000	122,475 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	50,000	50,593 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	150,000	139,474
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	9,968
Total Metals & Mining				704,356
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	90,000	91,127 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	190,000	167,679
Total Paper & Forest Products				258,806

Total Materials				1,606,765
Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	80,000	83,268
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 0.8%
Electric Utilities — 0.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	70,000	$61,635 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	50,000	50,032
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	40,000	39,250
Exelon Corp., Senior Notes	5.625%	6/15/35	90,000	92,617
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	29,454
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	80,000	79,128
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	110,000	93,612
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	60,000	60,770
Georgia Power Co., Senior Notes	5.200%	3/15/35	50,000	50,724
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	60,000	59,024
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	20,000	20,108 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	40,000	40,766 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	80,000	75,792
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	70,000	60,800
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	21,484
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	70,000	44,943
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	20,000	20,923 (a)
Total Electric Utilities				901,062
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	30,000	31,593 (a)
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,617
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	50,000	39,028
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	30,000	34,262
Total Multi-Utilities				82,907

Total Utilities				1,015,562
Total Corporate Bonds & Notes (Cost — $43,109,117)				41,890,375
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage-Backed Securities — 26.4%
FHLMC — 4.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	13,826	$13,445
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 1/1/38	101,023	97,645
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 3/1/52	2,544,111	2,148,490
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 5/1/41	868,025	723,716
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/52	644,657	638,130
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/53- 7/1/53	788,744	765,265
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/53- 4/1/54	336,177	337,770
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.619%)	3.515%	11/1/47	162,801	165,894 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	179,557	176,216 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	222,054	207,193
Total FHLMC				5,273,764
FNMA — 17.0%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	500,000	510,937
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	100,000	101,566
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 1/1/50	1,214,891	1,127,742
Federal National Mortgage Association (FNMA)	3.000%	4/1/36- 6/1/52	920,660	853,062
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 6/1/62	1,648,769	1,415,611
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	92,506
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 5/1/52	2,295,687	1,922,710
Federal National Mortgage Association (FNMA)	4.000%	10/1/40- 6/1/57	913,947	866,703
Federal National Mortgage Association (FNMA)	4.500%	3/1/50- 1/1/59	472,706	457,056
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	7/1/52	230,418	$229,853
Federal National Mortgage Association (FNMA)	6.000%	7/1/53	154,945	159,878
Federal National Mortgage Association (FNMA)	5.500%	8/1/54	1,579,567	1,580,727
Federal National Mortgage Association (FNMA)	2.000%	7/1/55	600,000	475,114 (i)
Federal National Mortgage Association (FNMA)	2.500%	7/1/55	4,600,000	3,814,702 (i)
Federal National Mortgage Association (FNMA)	3.000%	7/1/55	4,500,000	3,894,538 (i)
Federal National Mortgage Association (FNMA)	4.500%	7/1/55	1,000,000	956,656 (i)
Federal National Mortgage Association (FNMA)	5.000%	7/1/55	800,000	784,108 (i)
Federal National Mortgage Association (FNMA)	5.500%	7/1/55	100,000	99,993 (i)
Federal National Mortgage Association (FNMA)	6.000%	7/1/55	1,800,000	1,829,302 (i)
Federal National Mortgage Association (FNMA)	6.500%	7/1/55	800,000	826,106 (i)
Total FNMA				21,998,870
GNMA — 5.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	76,475	69,400
Government National Mortgage Association (GNMA)	3.500%	5/15/50	33,971	31,045
Government National Mortgage Association (GNMA) II	4.000%	10/20/45- 11/20/49	480,704	455,519
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 10/20/47	531,529	488,179
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	953,763	838,133
Government National Mortgage Association (GNMA) II	2.500%	10/20/51	283,386	239,460
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	478,582	460,190
Government National Mortgage Association (GNMA) II	5.000%	9/20/52- 8/20/53	316,692	313,586
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	5.500%	2/20/53	243,766	$244,967
Government National Mortgage Association (GNMA) II	6.500%	9/20/53- 11/20/53	140,249	146,197
Government National Mortgage Association (GNMA) II	6.000%	2/20/54	348,720	359,604
Government National Mortgage Association (GNMA) II	2.000%	7/20/55	300,000	244,401 (i)
Government National Mortgage Association (GNMA) II	2.500%	7/20/55	400,000	339,901 (i)
Government National Mortgage Association (GNMA) II	3.000%	7/20/55	500,000	442,336 (i)
Government National Mortgage Association (GNMA) II	3.500%	7/20/55	400,000	363,707 (i)
Government National Mortgage Association (GNMA) II	4.000%	7/20/55	200,000	185,986 (i)
Government National Mortgage Association (GNMA) II	4.500%	7/20/55	300,000	287,211 (i)
Government National Mortgage Association (GNMA) II	5.000%	7/20/55	700,000	687,722 (i)
Government National Mortgage Association (GNMA) II	5.500%	7/20/55	700,000	701,137 (i)
Total GNMA				6,898,681

Total Mortgage-Backed Securities (Cost — $34,623,508)				34,171,315
U.S. Government & Agency Obligations — 21.6%
U.S. Government Obligations — 21.6%
U.S. Treasury Bonds	1.375%	11/15/40	240,000	152,972
U.S. Treasury Bonds	2.000%	11/15/41	770,000	529,796
U.S. Treasury Bonds	3.875%	2/15/43	840,000	752,194
U.S. Treasury Bonds	3.625%	8/15/43	80,000	68,850
U.S. Treasury Bonds	4.500%	2/15/44	150,000	144,984
U.S. Treasury Bonds	3.125%	8/15/44	110,000	86,767
U.S. Treasury Bonds	4.125%	8/15/44	100,000	91,645
U.S. Treasury Bonds	4.625%	11/15/44	60,000	58,753
U.S. Treasury Bonds	4.750%	2/15/45	360,000	358,200
U.S. Treasury Bonds	5.000%	5/15/45	10,000	10,274
U.S. Treasury Bonds	3.375%	11/15/48	160,000	126,619
U.S. Treasury Bonds	3.000%	2/15/49	640,000	471,750
U.S. Treasury Bonds	2.875%	5/15/49	290,000	208,268
U.S. Treasury Bonds	2.000%	2/15/50	200,000	117,516
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	1.250%	5/15/50	670,000	$322,123
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,149,527
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,049,025
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	905,632
U.S. Treasury Bonds	1.875%	11/15/51	301,000	167,572
U.S. Treasury Bonds	3.000%	8/15/52	60,000	43,329
U.S. Treasury Bonds	4.000%	11/15/52	110,000	96,237
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	939,137
U.S. Treasury Bonds	4.250%	2/15/54	780,000	711,750
U.S. Treasury Bonds	4.625%	5/15/54	430,000	417,772
U.S. Treasury Bonds	4.250%	8/15/54	470,000	429,352
U.S. Treasury Bonds	4.500%	11/15/54	100,000	95,328
U.S. Treasury Bonds	4.625%	2/15/55	30,000	29,213
U.S. Treasury Notes	5.000%	9/30/25	20,000	20,032
U.S. Treasury Notes	4.875%	11/30/25	510,000	511,128
U.S. Treasury Notes	4.625%	3/15/26	50,000	50,180
U.S. Treasury Notes	1.250%	12/31/26	20,000	19,255
U.S. Treasury Notes	4.125%	7/31/28	40,000	40,491
U.S. Treasury Notes	3.625%	8/31/29	20,000	19,906
U.S. Treasury Notes	4.125%	10/31/29	130,000	131,889
U.S. Treasury Notes	3.875%	11/30/29	110,000	110,505
U.S. Treasury Notes	4.000%	2/28/30	40,000	40,398
U.S. Treasury Notes	4.000%	5/31/30	70,000	70,689
U.S. Treasury Notes	4.000%	1/31/31	2,930,000	2,951,403
U.S. Treasury Notes	4.250%	2/28/31	1,960,000	1,998,281
U.S. Treasury Notes	4.625%	5/31/31	4,400,000	4,568,953
U.S. Treasury Notes	4.250%	6/30/31	2,760,000	2,811,642
U.S. Treasury Notes	4.000%	4/30/32	20,000	20,030
U.S. Treasury Notes	4.000%	6/30/32	3,790,000	3,793,257
U.S. Treasury Notes	3.500%	2/15/33	20,000	19,286
U.S. Treasury Notes	3.875%	8/15/34	430,000	419,972
U.S. Treasury Notes	4.250%	11/15/34	500,000	501,797
U.S. Treasury Notes	4.250%	5/15/35	50,000	50,082
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	293,266

Total U.S. Government & Agency Obligations (Cost — $31,727,861)				27,977,027
Collateralized Mortgage Obligations(j) — 17.4%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.439%	9/15/34	410,000	394,070 (a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.128%	1/25/67	487,564	453,393 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	$567,239
BANK, 2024-5YR7 C	7.341%	6/15/57	540,000	566,090 (c)
BBCMS Mortgage Trust, 2025-5C34 A3	5.659%	5/15/58	100,000	104,391
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	411,273 (c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.558%	1/15/55	4,108,936	62,335 (c)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.004%	3/15/40	170,000	170,392 (a)(c)
BPR Trust, 2021-TY A (1 mo. Term SOFR + 1.164%)	5.476%	9/15/38	170,000	169,852 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	15,006	14,566 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM5 A1	5.803%	6/25/64	321,113	322,694 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.000%	5/15/34	523,113	524,029 (a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	5.312%	1/15/39	250,000	249,997 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.734%	8/25/35	169,925	164,906 (a)(c)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	9.794%	7/15/32	714,000	693,871 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	52,458	46,139 (a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	502,379	451,579 (a)(c)
Ellington Financial Mortgage Trust, 2020-1 B1	5.088%	5/25/65	720,000	732,037 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	86,664 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	183,299 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 X1, IO	1.230%	1/25/30	3,335,201	139,192 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.380%	7/25/26	843,000	8,264 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.435%	7/25/35	136,626	12,710 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.626%	10/25/31	3,092,139	83,416 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	2.012%	2/15/37	874,294	$82,052 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	138,002	124,146
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	771,030	184,672
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	59,621	8,982
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	143,746	24,149
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	74,775	12,748
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	75,195	10,351
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	440,672	58,124
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5093 IY, IO, PAC	4.500%	12/25/50	422,347	100,741
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5118 NI, IO	2.000%	2/25/51	694,501	92,980
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	159,056	23,162
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	640,732	86,659
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	953,158	195,555
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	90,636
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	244,600
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	594,704	101,268
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 CI, IO	2.500%	4/25/51	1,456,518	235,490
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	855,422	108,505
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	789,815	103,402
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.605%	12/25/54	104,610	$104,689 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.605%	12/25/54	97,900	97,717 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.605%	8/25/33	70,187	71,635 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	5.605%	2/25/42	68,361	68,416 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	6.406%	4/25/43	448,733	455,986 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.255%	2/25/44	340,000	345,345 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.240%	2/15/38	13,297	720 (c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.520%	7/25/39	182,804	187,554 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.405%	10/25/41	250,000	256,210 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.406%	6/25/43	250,000	261,159 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.893%	9/25/32	100,000	95,909 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	111,100	101,358
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	265,376	235,139
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.744%	8/25/55	103,314	4,587 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	141,011	$121,622
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	474,029
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	68,644	11,643
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	1,150,518	197,849
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	250,280	207,590
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	669,085	106,443
Federal National Mortgage Association (FNMA) REMIC, 2022-22 IO, IO	2.500%	10/25/51	587,578	97,805
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	675,863	99,091
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	853,130	111,037
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	988,600	177,290
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	746,133	96,917
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	1,737,281	222,756
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	84,807	86,506 (a)(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	1.618%	3/20/42	262,353	26,359 (c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	2.174%	4/16/42	140,948	17,710 (c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.787%	11/16/47	30,488	27,913 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	3,555	3,404 (c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.367%	8/16/54	306,734	2,386 (c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	86,473	17,156
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	652,334	149,689
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.674%	10/16/46	218,324	$29,077 (c)
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.965%	5/16/62	3,436,691	195,122 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.884%	6/16/62	3,563,877	188,951 (c)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	65,285	9,645
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	62,839	8,817
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	65,383	9,230
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	251,742	28,465
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	4.946%	6/20/69	113,248	113,177 (c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,204,725	205,415
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	750,124	107,165
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,119,606	168,921
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	362,650	298,955
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	366,512	319,465
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	5.726%	1/20/71	443,419	451,681 (c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	280,684	13,316 (c)
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	82,147
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	249,398	207,574
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	67,671 (c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.750%	7/16/65	1,467,698	88,075 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	$135,684 (c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	99,157	74,638
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.793%	1/15/43	320,000	320,411 (a)(c)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	380,000	397,739 (a)(c)
GS Mortgage-Backed Securities Trust, 2024- RPL4 A1	3.900%	9/25/61	256,924	249,978 (a)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	262,228	262,390 (a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	114,920	95,269 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1	5.250%	7/25/67	72,381	72,298 (a)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.803%	5/18/42	340,000	340,597 (a)(c)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	5.668%	2/19/37	364,089	364,413 (a)(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	5.459%	11/15/34	259,915	255,993 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	496,175	507,384 (a)(c)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	5.717%	3/15/39	240,000	239,989 (a)(c)
NYCT Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	6.303%	8/15/29	200,000	201,396 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	60,957	51,438 (a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	379,879 (a)(c)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	177,507	179,052 (a)
PRKCM Trust, 2022-AFC2 M1	6.144%	8/25/57	730,000	729,231 (a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	386,730	387,792 (a)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	171,893	173,792 (a)
RIDE, 2025-SHRE D	6.972%	2/14/47	260,000	265,296 (a)(c)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	296,015 (a)
Towd Point Mortgage Trust, 2017-4 B2	3.659%	6/25/57	250,000	209,478 (a)(c)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	1.074%	3/15/51	7,549,026	152,604 (c)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	169,931 (a)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000	302,851
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.347%	3/15/50	1,722,768	$28,124 (c)

Total Collateralized Mortgage Obligations (Cost — $22,821,296)				22,478,770
			Face Amount†/ Units
Asset-Backed Securities — 6.5%
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.484%	4/17/38	270,000	269,464 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	250,000	256,989 (a)
Barings CLO Ltd., 2024-1A A (3 mo. Term SOFR + 1.630%)	5.899%	1/20/37	270,000	270,703 (a)(c)
Birch Grove CLO Ltd., 2024-11A A1 (3 mo. Term SOFR + 1.360%)	5.709%	1/22/38	410,000	412,045 (a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	5.661%	7/17/34	270,000	270,519 (a)(c)
CIFC Funding Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.320%)	5.589%	1/18/38	130,000	130,241 (a)(c)
DLLMT LLC, 2024-1A A4	4.980%	4/20/32	260,000	265,129 (a)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	238,200	246,929 (a)
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	5.220%	10/25/56	144,948	143,958 (a)(c)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	5.789%	4/20/37	260,000	261,674 (a)(c)
Five Guys Holdings Inc., 2023-1A A2	7.549%	1/26/54	248,750	257,405 (a)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	5.819%	4/20/37	415,000	416,306 (a)(c)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	250,000	254,201 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	240,000	250,700 (a)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	88,993	82,840 (a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	124,475	120,461 (a)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	350,458	343,112 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	5.326%	1/15/43	32,439	32,439 (a)(c)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	5.770%	6/25/65	163,530	166,540 (a)(c)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.075%	11/16/36	350,000	350,730 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.419%	4/20/38	220,000	$220,149 (a)(c)
Park Blue CLO Ltd., 2022-2A A1R (3 mo. Term SOFR + 1.420%)	5.689%	7/20/37	510,000	510,689 (a)(c)
Santander Bank Auto Credit-Linked Notes, 2022-C F	14.592%	12/15/32	440,000	458,139 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.432%	4/15/38	220,000	219,709 (a)(c)
SMB Private Education Loan Trust, 2015-C R	14.342%	9/18/46	1,092	292,875 (a)(k)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	5.156%	1/15/53	147,975	147,268 (a)(c)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	77,640	72,709 (a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	600,000	608,748 (a)
SMB Private Education Loan Trust, 2024-E A1A	5.090%	10/16/56	222,814	225,276 (a)
Structured Asset Investment Loan Trust, 2005- HE1 M2 (1 mo. Term SOFR + 0.834%)	5.154%	7/25/35	119,645	115,369 (c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	4.854%	2/25/37	154,040	151,640 (c)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.482%	4/20/38	200,000	199,779 (a)(c)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	88,224	83,651 (a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	53,154	47,503
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	5.280%	7/30/32	246,848	246,312 (a)(c)

Total Asset-Backed Securities (Cost — $9,599,894)				8,402,201
			Face Amount†
Sovereign Bonds — 1.8%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	268,995	215,196
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	319,906	230,732 (l)
Total Argentina				445,928
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Brazil — 0.3%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	602,000 BRL	$103,169
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	1,564,000 BRL	244,829
Total Brazil				347,998
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000	254,009
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	14,500,000 JMD	94,068
Mexico — 0.3%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	440,000	328,251
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	198,853 (a)
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	50,000	47,638
Supranational — 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	47,000,000 INR	565,806

Total Sovereign Bonds (Cost — $2,267,467)				2,282,551
Senior Loans — 1.6%
Communication Services — 0.1%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B4 (3 mo. Term SOFR + 2.250%)	6.571%	11/21/31	99,749	100,235 (c)(m)(n)

Consumer Discretionary — 0.3%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.827%	5/6/30	32,084	32,034 (c)(m)(n)
Automobiles — 0.1%
Belron Finance US LLC, 2031 Dollar Incremental Term Loan (3 mo. Term SOFR + 2.750%)	7.049%	10/16/31	99,749	100,325 (c)(m)(n)
Broadline Retail — 0.0%††
Peer Holding III BV, Term Loan B5	—	7/1/31	59,849	60,246 (o)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.250%)	6.577%	2/6/30	64,403	$64,451 (c)(m)(n)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.046%	11/30/30	56,867	56,796 (c)(m)(n)
Four Seasons Hotels Ltd., 2024 Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.077%	11/30/29	80,453	81,026 (c)(m)(n)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.327%	7/18/31	33,376	33,411 (c)(m)(n)
Total Hotels, Restaurants & Leisure				235,684

Total Consumer Discretionary				428,289
Consumer Staples — 0.0%††
Beverages — 0.0%††
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.546%	3/31/28	55,255	55,515 (c)(m)(n)

Financials — 0.4%
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.750%)	7.077%	9/15/31	139,300	139,161 (c)(m)(n)
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	6.277%	10/4/30	58,986	59,257 (c)(m)(n)
Total Capital Markets				198,418
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.333%	12/15/31	129,661	129,647 (c)(m)(n)
Insurance — 0.0%††
AmWINS Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.577%	1/30/32	59,850	59,938 (c)(m)(n)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Mortgage LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	6.577%	11/18/27	59,849	59,980 (c)(m)(n)

Total Financials				447,983
Health Care — 0.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.577%	10/23/28	96,251	96,470 (c)(m)(n)
Health Care Providers & Services — 0.1%
DaVita Inc., 2019 Extended Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.327%	5/9/31	49,874	50,199 (c)(m)(n)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.327%	5/30/31	79,400	$79,847 (c)(m)(n)
Total Health Care Providers & Services				130,046
Health Care Technology — 0.0%††
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.074%	5/1/31	64,168	63,947 (c)(m)(n)

Total Health Care				290,463
Industrials — 0.3%
Machinery — 0.2%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.788%	3/15/30	100,000	100,437 (c)(m)(n)
Terex Corp., USD Term Loan	—	10/8/31	59,850	60,268 (o)
Vertiv Group Corp., Term Loan B3 (1 mo. Term SOFR + 1.750%)	6.074%	3/2/27	59,849	59,982 (c)(m)(n)
Total Machinery				220,687
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.022%	10/20/27	118,182	119,091 (c)(m)(n)

Total Industrials				339,778
Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	6.327%	1/31/31	99,747	99,788 (c)(m)(n)

Utilities — 0.2%
Electric Utilities — 0.1%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	6.327%	9/30/31	99,749	99,732 (c)(m)(n)
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.327%	7/31/30	130,000	130,162 (c)(m)(n)
Lightning Power LLC, Initial Term Loan B (3 mo. Term SOFR + 2.250%)	6.546%	8/18/31	59,849	60,028 (c)(m)(n)
Total Independent Power and Renewable Electricity Producers				190,190

Total Utilities				289,922
Total Senior Loans (Cost — $2,039,912)				2,051,973
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $763,672)	1.875%	7/15/34	746,316	747,321
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.000		9/12/25	38	95,000	$10,688
3-Month SOFR Futures, Call @ $96.125		9/12/25	55	137,500	10,313
3-Month SOFR Futures, Call @ $96.625		9/12/25	18	45,000	1,013
3-Month SOFR Futures, Call @ $96.250		12/12/25	38	95,000	23,750
3-Month SOFR Futures, Call @ $96.750		6/12/26	54	135,000	54,336
U.S. Treasury 5-Year Notes Futures, Call @ $109.000		7/25/25	50	50,000	22,656
U.S. Treasury 5-Year Notes Futures, Put @ $106.250		7/25/25	17	17,000	266
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $111.750		7/11/25	29	29,000	19,484
U.S. Treasury 10-Year Notes Futures, Call @ $111.000		7/25/25	18	18,000	25,031
U.S. Treasury Long-Term Bonds Futures, Put @ $114.500		7/25/25	9	9,000	8,297

Total Exchange-Traded Purchased Options (Cost — $185,802)					175,834
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Swiss Franc, Call @ 0.836CHF (Cost — $6,647)	Bank of America N.A.	7/11/25	794,000	794,000	6

Total Purchased Options (Cost — $192,449)					175,840
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				9	45 *(e)(p)
Spirit Aviation Holdings Inc.				1,484	7,405 *

Total Common Stocks (Cost — $20,846)					7,450
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $12,843)			3/12/30	1,055	5,264 *(a)(e)(p)
Total Investments before Short-Term Investments (Cost — $147,178,865)					140,190,087
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate		Shares	Value
Short-Term Investments — 4.2%
Money Market Funds — 4.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,291,067)	4.301%		5,291,067	$5,291,067 (q)(r)
		Maturity Date	Face Amount†
U.S. Government Agencies — 0.1%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $217,504)	4.279%	10/6/25	220,000	217,539

Total Short-Term Investments (Cost — $5,508,571)				5,508,606
Total Investments — 112.5% (Cost — $152,687,436)				145,698,693
Liabilities in Excess of Other Assets — (12.5)%				(16,236,213)
Total Net Assets — 100.0%				$129,462,480

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(i)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2025, the Portfolio held TBA securities with a total cost of $15,709,195.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Rate shown is the current yield based on income received over the trailing twelve months.
(l)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	All or a portion of this loan has not settled as of June 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)	Restricted security (Note 9).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2025, the total market value of investments in Affiliated
Companies was $5,291,067 and the cost was $5,291,067 (Note 8).

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At June 30, 2025, the Portfolio had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.563	44	$110,000	$(15,675)
3-Month SOFR Futures, Call	12/12/25	96.750	38	95,000	(9,975)
3-Month SOFR Futures, Call	9/11/26	97.500	19	47,500	(10,925)
3-Month SOFR Futures, Put	12/12/25	95.375	38	95,000	(237)
U.S. Treasury 5-Year Notes Futures, Call	7/25/25	109.500	41	41,000	(10,570)
U.S. Treasury 5-Year Notes Futures, Call	7/25/25	110.250	56	56,000	(6,125)
U.S. Treasury 10-Year Notes Futures, Call	7/25/25	113.000	38	38,000	(13,656)
U.S. Treasury 10-Year Notes Futures, Call	7/25/25	114.000	58	58,000	(9,063)
U.S. Treasury 10-Year Notes Futures, Put	7/25/25	107.000	24	24,000	(375)
U.S. Treasury Long-Term Bonds Futures, Put	8/22/25	111.000	18	18,000	(10,688)
Total Exchange-Traded Written Options (Premiums received — $120,294)					(87,289)

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Dollar/Swiss Franc, Call (Premiums received — $2,798)	Bank of America N.A.	7/11/25	0.859 CHF	794,000	$794,000	$(0)(a)
Total Written Options (Premiums received — $123,092)						$(87,289)

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:
CHF	—	Swiss Franc
SOFR	—	Secured Overnight Financing Rate
At June 30, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	74	3/26	$17,838,823	$17,821,050	$(17,773)
3-Month SOFR	31	3/27	7,452,602	7,515,175	62,573
U.S. Treasury 5-Year Notes	87	9/25	9,450,414	9,483,000	32,586
U.S. Treasury 10-Year Notes	265	9/25	29,242,040	29,713,125	471,085
U.S. Treasury Long-Term Bonds	6	9/25	672,145	692,813	20,668
United Kingdom Long Gilt Bonds	10	9/25	1,258,327	1,276,976	18,649
					587,788
Contracts to Sell:
3-Month SOFR	14	12/25	3,359,096	3,359,650	(554)
Japanese 10-Year Bonds	2	9/25	1,934,921	1,930,766	4,155
U.S. Treasury 2-Year Notes	85	9/25	17,614,431	17,681,992	(67,561)
U.S. Treasury Ultra 10-Year Notes	85	9/25	9,460,002	9,712,579	(252,577)
U.S. Treasury Ultra Long- Term Bonds	36	9/25	4,113,205	4,288,500	(175,295)
					(491,832)
Net unrealized appreciation on open futures contracts					$95,956

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
At June 30, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	650,000	USD	113,636	Citibank N.A.	7/2/25	$5,941
BRL	650,000	USD	119,111	Citibank N.A.	7/2/25	467
USD	117,138	BRL	650,000	Citibank N.A.	7/2/25	(2,439)
USD	119,111	BRL	650,000	Citibank N.A.	7/2/25	(467)
CHF	294,194	USD	365,000	Bank of America N.A.	7/15/25	6,506
USD	182,620	CHF	149,989	Bank of America N.A.	7/15/25	(6,785)
CHF	30,000	USD	36,506	Bank of America N.A.	7/16/25	1,383
CHF	30,000	USD	36,373	Bank of America N.A.	7/16/25	1,516
CHF	60,000	USD	72,727	Bank of America N.A.	7/16/25	3,051
CNH	730,000	USD	101,921	Bank of America N.A.	7/16/25	191
CNH	940,000	USD	127,844	Bank of America N.A.	7/16/25	3,643
CNH	940,000	USD	128,092	Bank of America N.A.	7/16/25	3,395
CNH	940,000	USD	127,934	Bank of America N.A.	7/16/25	3,553
CNH	1,300,000	USD	177,252	Bank of America N.A.	7/16/25	4,591
CNH	1,660,000	USD	231,630	Bank of America N.A.	7/16/25	570
EUR	90,000	USD	98,916	Bank of America N.A.	7/16/25	7,217
EUR	100,000	USD	110,005	Bank of America N.A.	7/16/25	7,920
EUR	130,000	USD	147,445	Bank of America N.A.	7/16/25	5,858
EUR	140,000	USD	157,841	Bank of America N.A.	7/16/25	7,255
EUR	170,000	USD	193,595	Bank of America N.A.	7/16/25	6,878
EUR	170,000	USD	192,624	Bank of America N.A.	7/16/25	7,849
EUR	469,622	USD	516,894	Bank of America N.A.	7/16/25	36,909
GBP	30,000	USD	39,812	Bank of America N.A.	7/16/25	1,370
USD	87,195	AUD	140,000	Bank of America N.A.	7/16/25	(4,972)
USD	161,225	CHF	130,000	Bank of America N.A.	7/16/25	(2,961)
USD	330,128	CHF	270,000	Bank of America N.A.	7/16/25	(10,873)
USD	110,584	CNH	810,000	Bank of America N.A.	7/16/25	(2,719)
USD	147,516	CNH	1,080,000	Bank of America N.A.	7/16/25	(3,554)
USD	1,357,816	CNH	9,937,175	Bank of America N.A.	7/16/25	(32,193)
USD	93,765	EUR	80,000	Bank of America N.A.	7/16/25	(575)
USD	105,558	EUR	90,000	Bank of America N.A.	7/16/25	(574)
USD	878,924	GBP	688,267	Bank of America N.A.	7/16/25	(65,896)
CNH	1,731,072	USD	239,481	BNP Paribas SA	7/16/25	2,661
AUD	200,000	USD	128,139	Citibank N.A.	7/16/25	3,529
AUD	2,686,143	USD	1,626,000	Citibank N.A.	7/16/25	142,396
JPY	10,344,000	USD	72,842	Citibank N.A.	7/16/25	(877)
USD	6,387	AUD	10,000	Citibank N.A.	7/16/25	(197)
USD	52,013	AUD	80,000	Citibank N.A.	7/16/25	(655)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,863	AUD	110,000	Citibank N.A.	7/16/25	$(2,554)
USD	70,876	AUD	111,412	Citibank N.A.	7/16/25	(2,471)
USD	121,229	AUD	190,000	Citibank N.A.	7/16/25	(3,856)
USD	127,661	AUD	200,000	Citibank N.A.	7/16/25	(4,007)
USD	133,137	AUD	210,000	Citibank N.A.	7/16/25	(5,115)
USD	159,582	AUD	253,572	Citibank N.A.	7/16/25	(7,354)
USD	563,896	INR	48,877,137	Citibank N.A.	7/16/25	(5,622)
CAD	140,000	USD	100,860	Goldman Sachs Group Inc.	7/16/25	2,038
CHF	80,000	USD	97,632	Goldman Sachs Group Inc.	7/16/25	3,405
JPY	21,070,000	USD	143,896	Goldman Sachs Group Inc.	7/16/25	2,692
JPY	23,320,000	USD	159,305	Goldman Sachs Group Inc.	7/16/25	2,937
JPY	27,960,000	USD	196,114	Goldman Sachs Group Inc.	7/16/25	(1,591)
JPY	46,651,853	USD	318,712	Goldman Sachs Group Inc.	7/16/25	5,853
JPY	48,920,000	USD	342,869	Goldman Sachs Group Inc.	7/16/25	(2,524)
JPY	76,870,000	USD	539,618	Goldman Sachs Group Inc.	7/16/25	(4,819)
MXN	395,986	USD	18,931	Goldman Sachs Group Inc.	7/16/25	2,135
USD	39,006	AUD	60,000	Goldman Sachs Group Inc.	7/16/25	(494)
USD	218,046	CAD	308,565	Goldman Sachs Group Inc.	7/16/25	(8,744)
USD	153,843	EUR	134,000	Goldman Sachs Group Inc.	7/16/25	(4,177)
USD	146,157	JPY	21,060,000	Goldman Sachs Group Inc.	7/16/25	(361)
USD	146,770	JPY	21,140,000	Goldman Sachs Group Inc.	7/16/25	(305)
USD	156,492	JPY	22,530,000	Goldman Sachs Group Inc.	7/16/25	(253)
USD	158,425	JPY	22,800,000	Goldman Sachs Group Inc.	7/16/25	(199)
USD	208,837	JPY	30,040,000	Goldman Sachs Group Inc.	7/16/25	(157)
CHF	60,000	USD	73,143	JPMorgan Chase & Co.	7/16/25	2,635
EUR	120,000	USD	131,969	Morgan Stanley & Co. Inc.	7/16/25	9,542
BRL	650,000	USD	116,252	Citibank N.A.	8/4/25	2,347
Net unrealized appreciation on open forward foreign currency contracts						$107,893

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At June 30, 2025, the Portfolio had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	29,330,000BRL	1/2/29	BRL-CDI**	10.230%**	$(436,959)	—	$(436,959)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$14,643,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$35,831	$(531)	$36,362
	15,074,000	1/31/32	3.730% annually	Daily SOFR Compound annually	(196,555)	(71,623)	(124,932)
	3,421,000	4/28/36	3.850% annually	Daily SOFR Compound annually	(39,844)	(7,965)	(31,879)
	770,000	11/15/53	3.770% annually	Daily SOFR Compound annually	20,712	(976)	21,688
Total	$33,908,000				$(179,856)	$(81,095)	$(98,761)

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Core Plus VIT Portfolio
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.44 Index	$11,048,000	6/20/30	1.000% quarterly	$244,687	$204,245	$40,442

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.44 Index	$2,268,500	6/20/30	5.000% quarterly	$(170,640)	$(129,610)	$(41,030)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Portfolio†	Periodic Payments Received by the Portfolio‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$717,000	7/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$28,212	—	$28,212

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
Daily SOFR Compound	4.450%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $147,396,369)	$140,407,626
Investments in affiliated securities, at value (Cost — $5,291,067)	5,291,067
Foreign currency, at value (Cost — $515,249)	525,569
Cash	1,007,784
Interest receivable	1,085,683
Receivable for purchases of TBA securities	545,230
Deposits with brokers for OTC derivatives	480,000
Deposits with brokers for open futures contracts and exchange-traded options	478,153
Deposits with brokers for centrally cleared swap contracts	359,705
Unrealized appreciation on forward foreign currency contracts	298,233
Receivable for Portfolio shares sold	148,659
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $89,632)	99,133
Receivable for securities sold	46,965
OTC swaps, at value (premiums paid — $0)	28,212
Receivable from brokers — net variation margin on open futures contracts	17,226
Dividends receivable from affiliated investments	13,570
Principal paydown receivable	8,558
Prepaid expenses	23
Total Assets	150,841,396
Liabilities:
Payable for purchases of TBA securities	16,255,035
Payable for securities purchased	3,925,300
OTC swaps, at value (premiums received — $0)	436,959
Payable for Portfolio shares repurchased	242,639
Unrealized depreciation on forward foreign currency contracts	190,340
Written options, at value (premiums received — $123,092)	87,289
Payable to brokers — net variation margin on centrally cleared swap contracts	57,789
Investment management fee payable	38,256
Service and/or distribution fees payable	15,734
Payable for open OTC swap contracts	12,742
Trustees’ fees payable	1,879
Accrued expenses	114,954
Total Liabilities	21,378,916
Total Net Assets	$129,462,480
Net Assets:
Par value (Note 7)	$274
Paid-in capital in excess of par value	184,058,489
Total distributable earnings (loss)	(54,596,283)
Total Net Assets	$129,462,480
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Net Assets:
Class I	$52,041,883
Class II	$77,420,597
Shares Outstanding:
Class I	11,012,888
Class II	16,369,802
Net Asset Value:
Class I	$4.73
Class II	$4.73
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest	$3,164,247
Dividends from affiliated investments	132,054
Total Investment Income	3,296,301
Expenses:
Investment management fee (Note 2)	289,369
Service and/or distribution fees (Notes 2 and 5)	95,592
Fund accounting fees	42,537
Audit and tax fees	30,707
Shareholder reports	9,979
Legal fees	6,876
Trustees’ fees	2,390
Insurance	1,021
Commitment fees (Note 10)	644
Custody fees	445
Transfer agent fees (Notes 2 and 5)	393
Miscellaneous expenses	7,084
Total Expenses	487,037
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(47,411)
Net Expenses	439,626
Net Investment Income	2,856,675
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,714,167)
Futures contracts	481,980
Written options	434,807
Swap contracts	15,039
Forward foreign currency contracts	52,345
Foreign currency transactions	16,337
Net Realized Loss	(713,659)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	3,206,612
Futures contracts	301,125
Written options	21,154
Swap contracts	57,298
Forward foreign currency contracts	79,692
Foreign currencies	33,825
Change in Net Unrealized Appreciation (Depreciation)	3,699,706
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,986,047
Increase in Net Assets From Operations	$5,842,722
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$2,856,675	$12,860,722
Net realized loss	(713,659)	(7,998,314)
Change in net unrealized appreciation (depreciation)	3,699,706	1,734,826
Increase in Net Assets From Operations	5,842,722	6,597,234
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(12,072,565)
Decrease in Net Assets From Distributions to Shareholders	—	(12,072,565)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	9,260,415	50,548,319
Reinvestment of distributions	—	12,072,565
Cost of shares repurchased	(18,718,607)	(244,674,387)
Decrease in Net Assets From Portfolio Share Transactions	(9,458,192)	(182,053,503)
Decrease in Net Assets	(3,615,470)	(187,528,834)
Net Assets:
Beginning of period	133,077,950	320,606,784
End of period	$129,462,480	$133,077,950
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$4.52	$4.95	$4.82	$5.95	$6.23	$5.82
Income (loss) from operations:
Net investment income	0.10	0.23	0.21	0.16	0.13	0.16
Net realized and unrealized gain (loss)	0.11	(0.24)	0.11	(1.18)	(0.25)	0.38
Total income (loss) from operations	0.21	(0.01)	0.32	(1.02)	(0.12)	0.54
Less distributions from:
Net investment income	—	(0.42)	(0.19)	(0.11)	(0.16)	(0.12)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	—	(0.42)	(0.19)	(0.11)	(0.16)	(0.13)
Net asset value, end of period	$4.73	$4.52	$4.95	$4.82	$5.95	$6.23
Total return[3]	4.65%	(0.42)%	6.82%	(17.23)%	(1.97)%	9.31%
Net assets, end of period (000s)	$52,042	$55,334	$242,542	$198,982	$99,849	$92,357
Ratios to average net assets:
Gross expenses	0.61%[4]	0.52%	0.52%	0.51%	0.53%	0.59%
Net expenses[5,6]	0.53 [4]	0.52	0.51	0.50	0.53	0.54
Net investment income	4.59 [4]	4.60	4.22	3.07	2.17	2.73
Portfolio turnover rate[7]	83%	107%	110%	57%	78%	113%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 29%, 67%, 70%, 49%, 54% and 80%.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$4.53	$4.96	$4.83	$5.95	$6.23	$5.83
Income (loss) from operations:
Net investment income	0.10	0.22	0.19	0.14	0.12	0.15
Net realized and unrealized gain (loss)	0.10	(0.24)	0.11	(1.17)	(0.26)	0.37
Total income (loss) from operations	0.20	(0.02)	0.30	(1.03)	(0.14)	0.52
Less distributions from:
Net investment income	—	(0.41)	(0.17)	(0.09)	(0.14)	(0.11)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	—	(0.41)	(0.17)	(0.09)	(0.14)	(0.12)
Net asset value, end of period	$4.73	$4.53	$4.96	$4.83	$5.95	$6.23
Total return[3]	4.65%	(0.86)%	6.44%	(17.28)%	(2.19)%	9.05%
Net assets, end of period (000s)	$77,421	$77,744	$78,065	$122,367	$154,330	$130,834
Ratios to average net assets:
Gross expenses	0.86%[4]	0.78%	0.76%	0.76%	0.78%	0.83%
Net expenses[5,6]	0.79 [4]	0.77	0.76	0.76	0.78	0.79
Net investment income	4.34 [4]	4.39	3.89	2.64	1.92	2.50
Portfolio turnover rate[7]	83%	107%	110%	57%	78%	113%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 29%, 67%, 70%, 49%, 54% and 80%.

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$11,798,102	$0 *	$11,798,102
Other Corporate Bonds & Notes	—	30,092,273	—	30,092,273
Mortgage-Backed Securities	—	34,171,315	—	34,171,315
U.S. Government & Agency Obligations	—	27,977,027	—	27,977,027
Collateralized Mortgage Obligations	—	22,478,770	—	22,478,770
Asset-Backed Securities	—	8,402,201	—	8,402,201
Sovereign Bonds	—	2,282,551	—	2,282,551
Senior Loans	—	2,051,973	—	2,051,973
U.S. Treasury Inflation Protected Securities	—	747,321	—	747,321
Purchased Options:
Exchange-Traded Purchased Options	$175,834	—	—	175,834
OTC Purchased Options	—	6	—	6
Common Stocks:
Industrials	7,405	45	—	7,450
Warrants	—	5,264	—	5,264
Total Long-Term Investments	183,239	140,006,848	0 *	140,190,087

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
Money Market Funds	$5,291,067	—	—	$5,291,067
U.S. Government Agencies	—	$217,539	—	217,539
Total Short-Term Investments	5,291,067	217,539	—	5,508,606
Total Investments	$5,474,306	$140,224,387	$0 *	$145,698,693
Other Financial Instruments:
Futures Contracts††	$609,716	—	—	$609,716
Forward Foreign Currency Contracts††	—	$298,233	—	298,233
Centrally Cleared Interest Rate Swaps††	—	58,050	—	58,050
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	40,442	—	40,442
OTC Total Return Swaps	—	28,212	—	28,212
Total Other Financial Instruments	$609,716	$424,937	—	$1,034,653
Total	$6,084,022	$140,649,324	—	$146,733,346
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options
Exchange-Traded Written Options	$87,289	—	—	$87,289
OTC Written Options	—	$0*	—	0*
Futures Contracts††	513,760	—	—	513,760
Forward Foreign Currency Contracts††	—	190,340	—	190,340
OTC Interest Rate Swaps	—	436,959	—	436,959
Centrally Cleared Interest Rate Swaps††	—	156,811	—	156,811
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	41,030	—	41,030
Total	$601,049	$825,140	—	$1,426,189

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(b) Purchased options. The Portfolio may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Portfolio may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Portfolio may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an
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Notes to Financial Statements (unaudited) (cont’d)
unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Portfolio’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2025, the total notional value of all credit default swaps to sell protection was $11,048,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

For average notional amounts of swaps held during the six months ended June 30, 2025, see Note 4.
Credit default swaps
The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Portfolio is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the
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Notes to Financial Statements (unaudited) (cont’d)
protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.
Total return swaps
The Portfolio enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent it is less, the Portfolio will make a payment to the counterparty.
(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.
When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(j) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater
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Notes to Financial Statements (unaudited) (cont’d)
than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(m) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(p) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2025, the Portfolio held forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $627,299. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. As of June 30, 2025, the Portfolio had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $480,000 which could be used to reduce the required payment.
(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(t) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(v) Compensating balance arrangements. The Portfolio had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(w) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Portfolio’s subadvisers. FTFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.450%
Next $500 million	0.425
Over $1 billion	0.400
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, Western Asset Singapore and Western Asset Japan provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, Western Asset Singapore and Western Asset Japan monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $47,411, which included an affiliated money market fund waiver of $3,171.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to these arrangements, at June 30, 2025, the Portfolio had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class I	Class II
Expires December 31, 2025	—	—
Expires December 31, 2026	—	—
Expires December 31, 2027	$17,915	$26,325
Total fee waivers/expense reimbursements subject to recapture	$17,915	$26,325
For the six months ended June 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2025, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $334 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$7,810,465	$110,191,916
Sales	15,083,702	113,683,280

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$152,925,370	$2,438,042	$(9,664,719)	$(7,226,677)
Written options	(123,092)	38,943	(3,140)	35,803
Futures contracts	—	609,716	(513,760)	95,956
Forward foreign currency contracts	—	298,233	(190,340)	107,893
Swap contracts	(6,460)	126,704	(634,800)	(508,096)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$175,834	$6	—	—	$175,840
Futures contracts[3]	609,716	—	—	—	609,716
Forward foreign currency contracts	—	298,233	—	—	298,233
OTC swap contracts[4]	—	—	—	$28,212	28,212
Centrally cleared swap contracts[5]	58,050	—	$40,442	—	98,492
Total	$843,600	$298,239	$40,442	$28,212	$1,210,493

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$87,289	$0*	—	$87,289
Futures contracts[3]	513,760	—	—	513,760
Forward foreign currency contracts	—	190,340	—	190,340
OTC swap contracts[4]	436,959	—	—	436,959
Centrally cleared swap contracts[5]	156,811	—	$41,030	197,841
Total	$1,194,819	$190,340	$41,030	$1,426,189
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

*	Amount represents less than $1.
[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(760,061)	$(12,826)	$14,279	—	$(758,608)
Futures contracts	481,980	—	—	—	481,980
Written options	409,128	15,749	9,930	—	434,807
Swap contracts	(17,024)	—	7,143	$24,920	15,039
Forward foreign currency contracts	—	52,345	—	—	52,345
Total	$114,023	$55,268	$31,352	$24,920	$225,563

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$5,816	$(5,155)	—	—	$661
Futures contracts	301,125	—	—	—	301,125
Written options	25,077	(3,923)	—	—	21,154
Swap contracts	52,305	—	$(742)	$5,735	57,298
Forward foreign currency contracts	—	79,692	—	—	79,692
Total	$384,323	$70,614	$(742)	$5,735	$459,930

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

During the six months ended June 30, 2025, the volume of derivative activity for the Portfolio was as follows:

Average Market Value*
Purchased options	$259,673
Written options	132,752
Futures contracts (to buy)	63,572,241
Futures contracts (to sell)	50,555,923
Forward foreign currency contracts (to buy)	8,564,600
Forward foreign currency contracts (to sell)	9,161,260
Average Notional Balance**
Interest rate swap contracts	$30,732,746
Credit default swap contracts (buy protection)	1,754,214
Credit default swap contracts (sell protection)	11,047,571
Total return swap contracts	724,714

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$109,661	$(131,102)	$(21,441)	—	$(21,441)
BNP Paribas SA	2,661	—	2,661	—	2,661
Citibank N.A.	154,680	(35,614)	119,066	—	119,066
Goldman Sachs Group Inc.	19,060	(23,624)	(4,564)	—	(4,564)
JPMorgan Chase & Co.	30,847	(436,959)	(406,112)	$436,959	30,847
Morgan Stanley & Co. Inc.	9,542	—	9,542	—	9,542
Total	$326,451	$(627,299)	$(300,848)	$436,959	$136,111

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$193
Class II	$95,592	200
Total	$95,592	$393
For the six months ended June 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$19,203
Class II	28,208
Total	$47,411
6. Distributions to shareholders by class

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Net Investment Income:
Class I	—	$5,666,114
Class II	—	6,406,451
Total	—	$12,072,565
7. Shares of beneficial interest
At June 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	697,725	$3,217,190	7,934,411	$38,795,648
Shares issued on reinvestment	—	—	1,212,536	5,666,114
Shares repurchased	(1,938,118)	(8,918,536)	(45,901,870)	(233,104,598)
Net decrease	(1,240,393)	$(5,701,346)	(36,754,923)	$(188,642,836)
Class II
Shares sold	1,307,463	$6,043,225	2,410,714	$11,752,671
Shares issued on reinvestment	—	—	1,378,112	6,406,451
Shares repurchased	(2,118,168)	(9,800,071)	(2,353,563)	(11,569,789)
Net increase (decrease)	(810,705)	$(3,756,846)	1,435,263	$6,589,333
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2025. The following transactions were effected in such company for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,562,794	$19,323,772	19,323,772	$20,595,499	20,595,499

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$132,054	—	$5,291,067
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
9. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	9	3/25	$109	$45	$5.00	0.00%(a)
Spirit Airlines LLC, Warrants	1,055	3/25	12,843	5,264 (b)	4.99	0.00%(a)
			$12,952	$5,309		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2025.
11. Deferred capital losses
As of December 31, 2024, the Portfolio had deferred capital losses of $49,269,623, which have no expiration date, that will be available to offset future taxable capital gains.
12. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.

Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Core Plus VIT Portfolio 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Plus VIT Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between FTFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they
Western Asset Core Plus VIT Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified by Broadridge as core plus bond funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2024 was below the median. The Board noted that the Fund’s performance trailed the

Western Asset Core Plus VIT Portfolio

performance of its benchmark index for the 1-, 3-, and 5-year periods ended December 31, 2024 and exceeded that of its benchmark index for the 10-year period ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of core plus bond funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory
Western Asset Core Plus VIT Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

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Western Asset
Core Plus VIT Portfolio
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Plus VIT Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Core Plus VIT Portfolio
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90086-SFSOI 8/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2025